Financial Instruments - Narrative (Details) $ in Millions		1 Months Ended		3 Months Ended			6 Months Ended
	Jun. 27, 2022 rig	Dec. 31, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 rig	Sep. 30, 2022 USD ($) rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 rig
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of newbuild Jack-up rigs | rig	3					3
Level 3 | Fair Value | Newbuildings
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of PPE | $			$ 7.6			$ 7.6
Level 3 | Fair Value | Gyme
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of assets held for sale | $					$ 119.7
Letter of intent
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of newbuild Jack-up rigs | rig		3	3	3	3	3	3